Consolidated statements of changes in equity - EUR (€) € in Millions	Total	Common share [Member]	Revaluation reserve [Member]	Currency translation differences [Member] [1]	Available-for-sale financial assets [Member]	Cash flow hedges [Member]	Capital in excess of par value [Member]	Retained earnings [Member] [2]	Treasury shares [Member]	Shareholders' equity [Member]	Non-controlling interests [Member]
Equity at beginning of period at Dec. 31, 2014	€ 10,933	€ 187	€ 13	€ 229	€ 27	€ (13)	€ 2,181	€ 8,755	€ (547)	€ 10,832	€ 101
Comprehensive income	1,429		(9)	829	29	25		541		1,415	14
Dividends distributed	(298)	3					429	(730)		(298)
Non-controlling interests movement	3										3
Cancellation of treasury shares		(4)						(513)	517
Purchase of treasury shares	(507)							(12)	(495)	(507)
Re-issuance of treasury shares	82						(23)	(57)	162	82
Share-base compensation plans	101						101			101
Income tax share-based compensation plans	(19)						(19)			(19)
Equity at end of period at Dec. 31, 2015	11,725	186	4	1,058	56	12	2,669	7,985	(363)	11,607	118
Comprehensive income	1,623		€ (4)	191	(20)	(1)		1,384		1,550	73
Dividends distributed	(330)	4					398	(732)		(330)
Philips Lighting, IPO/Sale of shares	825			(15)		(1)		125		109	716
Cancellation of treasury shares		(4)						(446)	450
Purchase of treasury shares	(589)								(589)	(589)
Re-issuance of treasury shares	74						(122)	(35)	231	74
Share call option	(13)							(103)	90	(13)
Share-base compensation plans	119						119			119
Income tax share-based compensation plans	19						19			19
Equity at end of period at Dec. 31, 2016	13,453	186		1,234	36	10	3,083	8,178	(181)	12,546	907
Comprehensive income	895			(823)	(66)	12		1,681		805	90
Dividends distributed	(478)	2					356	(742)		(384)	(94)
Philips Lighting, IPO/Sale of shares	1,039			(19)				346		327	712
Non-controlling interests movement	(1,602)						(66)	54		(12)	(1,590)
Purchase of treasury shares	(318)								(318)	(318)
Re-issuance of treasury shares	133						(205)	3	334	133
Increase (decrease) forward contracts	(1,079)							(1,018)	(61)	(1,079)
Share call option	(160)							95	(255)	(160)
Share-base compensation plans	151						151			151
Income tax share-based compensation plans	(8)						(8)			(8)
Equity at end of period at Dec. 31, 2017	€ 12,023	€ 188		€ 392	€ (30)	€ 23	€ 3,311	€ 8,596	€ (481)	€ 11,999	€ 24

[1]	Cumulative translation adjustments related to Investments in associates were EUR 46 million at December 31, 2017 (2016: EUR 40 million, 2015: EUR 34 million).
[2]	The presentation of prior-year information has been updated to address two tax related adjustments as explained in Significant accounting policies.